Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Summary of cash and cash equivalents

	December 31, 2022	December 31, 2023
	RMB	RMB
Cash and cash equivalents:
RMB	415,670	405,467
US$	149,227	81,253
Others	3,295	8,245
Total cash and cash equivalents	568,192	494,965